Revolving Line of Credit (Details) - USD ($)			3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 11, 2023	Feb. 09, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Sep. 11, 2023
Revolving Line of Credit [Line Items]
Revolving loan (in Dollars)		$ 5,000,000
Secured promissory note principal amount (in Dollars)		5,000,000
Advance received (in Dollars)		2,063,182							$ 4,218,985
Repay certain debt (in Dollars)		1,963,182
Pay lender fees (in Dollars)		$ 100,000
Prepayment fee percentage							10.00%
Annual interest rate							3.00%
Percentage of base rate							7.00%
Federal funds rate							1.00%
Percentage of SOFR tenor							1.00%
Interest accrue default rate							2.00%
Prepayment fee							1.00%
Closing price of the common shares (in Dollars per share)			$ 0.001		$ 0.001		$ 0.001	$ 0.001
Percentage of outstanding common shares	8.00%						20.00%
Outstanding principal balance (in Dollars)							$ 3,647,511
Debt discounts (in Dollars)			$ 2,929,336	$ 772,561	$ 6,604,925	$ 1,185,211	683,029
Accrued interest (in Dollars)							$ 59,080
Advances Bearing Interest Rate [Member]
Revolving Line of Credit [Line Items]
Revolving loan matures							Feb. 09, 2025
Revolving Loan Matures [Member]
Revolving Line of Credit [Line Items]
Revolving loan matures							Sep. 11, 2026
AB Lending SPV I LLC d/b/a Mountain Ridge Capital [Member]
Revolving Line of Credit [Line Items]
Revolving loan (in Dollars)									$ 15,000,000
Revolving Credit Facility [Member]
Revolving Line of Credit [Line Items]
Prepayment fee percentage							8.00%
Prepayment fee							3.00%
Line of Credit [Member]
Revolving Line of Credit [Line Items]
Prepayment fee							2.00%
Minimum [Member]
Revolving Line of Credit [Line Items]
Prepayment fee percentage							8.00%
Maximum [Member]
Revolving Line of Credit [Line Items]
Prepayment fee percentage							15.00%
Common Stock [Member]
Revolving Line of Credit [Line Items]
Closing price of the common shares (in Dollars per share)							$ 59.475